Venerable Variable Insurance Trust

Summary Prospectus

April 29, 2025

Venerable Appreciation Allocation Fund

Class/Ticker: V/VAAVX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information (SAI) and most recent reports to shareholders (when available), at no cost online at https://docs.venerable.com/#/venerable-variable-insurance-trust. You can also get this information at no cost by calling 1-800-366-0066 or by sending an email request to smb-usa-mailbox@venerable.com. The Fund's Prospectus and SAI, each dated April 29, 2025, as revised from time to time, and the Fund's most recent shareholder reports are incorporated by reference into this Summary Prospectus. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code and is not intended for use by other investors.

Investment Objective

The Venerable Appreciation Allocation Fund (the "Fund") seeks high long term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class V
Management Fees	0.05%
Distribution and/or Service Fees (12b-1 Fees)	0.30%
Other Expenses[1]	0.15%
Acquired Fund Fees and Expenses[1]	0.34%
Total Annual Operating Expenses	0.84%

1  Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$86	$268

Portfolio Turnover

The Fund pays no transaction costs or commissions when it buys and sells shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategy

The Fund is a "fund of funds" that seeks to achieve its objective by investing in the other series of Venerable Variable Insurance Trust (the "Underlying Funds") including, but not limited to, the following equity funds – the Venerable Large Cap Index Fund and the Venerable International Index Fund – and the following fixed income fund – the Venerable Intermediate Corporate Bond Index Fund. The Fund's strategy of investing in a combination of Underlying Funds is intended to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

Venerable Investment Advisers, LLC (the "Adviser") has engaged Russell Investment Management, LLC ("RIM") to provide the day-to-day management of the Fund's portfolio pursuant to investment guidelines provided by the Adviser.

The Fund's approximate target strategic asset allocation among the Underlying Funds is 75% equity and 25% fixed income. Through its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity securities (i.e., mid- and large capitalization companies listed in the U.S. and other developed markets) and U.S. fixed income securities (i.e., U.S. investment grade corporate bonds) and derivatives (i.e., index futures contracts and spot and forward currency contracts).

The Adviser's allocation decisions are generally based on the Adviser's outlook on the business and economic cycle, relative market valuations and market sentiment. The Adviser determines the strategic allocation among Underlying Funds generally based factors and information such as (i) the investment objective and applied investment strategy of each Underlying Fund, (ii) historical or hypothetical returns and volatility of returns of the Underlying Funds, (iii) the correlation and covariance among Underlying Funds, and (iv) third-party market analysis, forecasts, and reports. The Fund's actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the gradual implementation of a change to the target strategic asset allocation, including the addition of a new Underlying Fund. The Adviser may modify the target strategic asset allocation for the Fund and may change the Underlying Funds in which the Fund invests or may invest, from time to time, without shareholder notice or approval. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Principal Risks of Investing

As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

•  Underlying Funds Risk. Investments in other investment companies expose the Fund to the expenses and risks of the underlying investment companies. In addition, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. If any of those Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected.

•  Affiliated Underlying Funds Risk. The Adviser is the adviser for both the Fund and the Underlying Funds; therefore, the Adviser may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.

•  Asset Allocation Risk. There is no assurance that the asset allocation of the Fund will achieve the Fund's investment objective. Nor is there any assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.

The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds, which are also principal risks of investing in the Fund as a result of its investment in those funds.

•  Equity Securities Risk. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some small and medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

•  Fixed Income Securities Risk. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that an Underlying Fund's investments in fixed income securities could lose money. In addition, an Underlying Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.

•  Non-U.S. Securities Risk. Non-U.S. securities have risks relating to political, economic, social, and regulatory conditions in foreign countries. Non-U.S. securities may also be subject to risk of loss because of more or less foreign government regulation, less public information and less stringent investor protections and disclosure standards. In addition, the value of non-U.S. securities may be subject to foreign tax laws including withholding taxes, which may reduce the net amount available for distribution to the Fund's shareholders.

•  Depositary Receipts Risk. Depositary receipts (including American Depositary Receipts and Global Depositary Receipts) are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company. Depositary receipts are generally subject to the same risks of investing in the foreign securities they evidence or into which they may be converted.

•  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or less liquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

•  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying Fund.

•  Financial Markets Risk. Global economies and financial markets are increasingly interconnected and conditions (including volatility and instability) and events (including natural disasters, pandemics, and epidemics) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of an Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing an Underlying Fund's portfolio instruments or achieving an Underlying Fund's objective.

•  Derivatives Risk. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus an Underlying Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies, or other instruments. Derivatives are generally subject to a number of risks such as leveraging risk, liquidity risk (the risk that the investment cannot be sold quickly), market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations), management risk, operational risk, and legal risk. Certain of these risks do not apply to derivative instruments entered into for hedging or cash equitization, certain cleared derivative instruments, and written options contracts. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate, or index.

•  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose an Underlying Fund to greater risk than investments in U.S. corporate debt securities.

•  Interest Rate Risk. Prices of fixed income securities generally rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed income securities fall and when interest rates fall, prices of fixed income securities rise. Interest rates have recently been increased from historical lows and may continue to increase in the future, though the timing or magnitude of future increases is difficult to predict. As a result, risks associated with rising interest rates are currently heightened. Expectations of higher inflation generally cause interest rates to rise. The longer the duration of the security, the more sensitive the security is to this risk.

•  Distressed Securities Risk. Investments in distressed securities inherently have more credit risk than investments in non-distressed issuers. In the event that an issuer of distressed securities defaults or initiates insolvency proceedings, an Underlying Fund may lose all of its investment in the distressed securities.

•  Credit Risk. The chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

•  Government Issued or Guaranteed Securities, U.S. Government Securities Risk. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.

•  Industry Concentration Risk. To the extent the Fund concentrates its investments in one or more industries, the Fund will carry much greater risk of adverse developments in those industries than a fund that invests in a wide variety of industries.

•  Index-Based Investing Risk. Certain of the Underlying Funds use an index replication strategy or a stratified index strategy to seek to purchase the securities in an index (the "reference index") in order to track the reference index's performance. The Underlying Fund will generally hold constituent securities of the reference index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause an Underlying Fund's return to be lower than if the Underlying Fund employed a fundamental investment approach to security selection. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of an Underlying Fund will differ from the performance of the reference index it seeks to track due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies.

•  Information Technology Sector Risk. To the extent that an Underlying Fund invests significantly in the information technology sector, the Underlying Fund will be sensitive to changes in, and the Underlying Fund's performance may depend to a greater extent on, the overall condition of the information technology sector. Companies in the information technology sector can be significantly affected by short product cycles, obsolescence of existing technology, impairment, or loss of intellectual property rights, falling prices and profits, competition from new market entrants, government regulation, and other factors.

•  Financials Sector Risk. To the extent that an Underlying Fund invests significantly in the financial sector, the Underlying Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector, including with respect to U.S. and foreign banks, broker-dealers, insurance companies, finance companies (e.g., automobile finance) and related asset-backed securities. These developments may affect the value of the Underlying Fund's investments more than if the Underlying Fund were not invested to such a degree in this sector. Companies in the financials sector may be particularly susceptible to factors such as interest rate, fiscal, regulatory, and monetary policy changes.

•  Non-Diversification Risk. To the extent an Underlying Fund becomes non-diversified, the Underlying Fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the Underlying Fund is non-diversified, the Underlying Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the Underlying Fund's invested assets are diversified.

•  Impact of Large Redemptions (Including Possible Underlying Fund Liquidation) Risk. The Underlying Funds may have a large percentage of their shares owned by the Fund and other fund of funds. Large redemption activity could result in an Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Large redemptions may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to an Underlying Fund's portfolio securities, higher Underlying Fund cash levels, higher brokerage commissions and other transaction costs, among other negative consequences such as reduced liquidity in the Underlying Fund's portfolio. As a result, large redemption activity could adversely affect an Underlying Fund's ability to conduct its investment program which, in turn, could adversely impact the Underlying Fund's performance or may result in the Underlying Fund no longer remaining at an economically viable size, in which case the Underlying Fund may cease operations.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. The Adviser currently serves as the adviser of the Fund and the Underlying Funds and RIM currently serves as the sub-adviser of the Fund and certain of the Underlying Funds. Therefore, conflicts may arise as those persons fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The Fund is new and, therefore, has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.

Investment Adviser

The Adviser serves as the investment adviser to the Fund.

Sub-Adviser

RIM serves as discretionary investment sub-adviser to the Fund.

Portfolio Managers

The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund are:

Name	Title	Date Began Managing the Fund
Rob Balkema	Senior Director, Head of Multi-Asset, North America	September 2025
Olga Bezrokov	Senior Portfolio Manager	September 2025

Purchase and Sale of Fund Shares

Shares of the Fund are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts. Please refer to the prospectus for the appropriate Variable Contract for information on how to direct investments in, or sale from, an investment option corresponding to the Fund and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Fund's behalf.

Shares of the Fund also may be sold directly to other investment companies.

Tax Information

Distributions made by the Fund to a Variable Contract, and exchanges and redemptions of Fund shares made by a Variable Contract, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the prospectus for the appropriate Variable Contract for information regarding the federal income tax treatment of the distributions to your Variable Contract and the holders of the Variable Contracts.

Payments to Insurance Companies and Other Financial Intermediaries

Class V shares and Class I shares of the Fund may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies. Fees derived from a Fund's Distribution Plan (if applicable) may be paid to insurance companies, broker-dealers, and other financial intermediaries for selling the Fund's shares to the clients of the insurance companies, broker-dealers, or other financial intermediaries. See "Distribution Plan."

In addition, the Adviser or its affiliated entities, out of their own resources and without additional cost to the Fund or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or other financial intermediaries. Payments of such additional compensation may provide an incentive for insurance companies to make the Fund available through Variable Contracts over other mutual funds or products. As of the date of this Prospectus, the Adviser and its affiliated entities have not entered into any such arrangements.

The Adviser and its affiliated entities may also share their profits with affiliated insurance companies or other affiliated entities through inter-company payments. The sharing of such profits may provide an incentive for affiliated insurance companies to make the Fund available through Variable Contracts over other mutual funds or products. As of the date of this Prospectus, the Adviser intends to share all of its profits with affiliated insurance companies.

The insurance companies issuing Variable Contracts may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Contract Owners. Neither the Fund, the Adviser, nor the Fund's distributor are parties to these arrangements. Contract Owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker.